Commitments and Contingencies - Other (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2013 USD ($)	Dec. 31, 2016 USD ($) item
Other commitment
Total		$ 243,652
Less than One Year		89,029
One to Three Years		$ 154,623
Number of claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, are likely to have, a material change on the Company's financial position results of operations or cash flow | item		0
Equity investments
Other commitment
Total		$ 33,991
Less than One Year		33,991
Convertible debt
Other commitment
Aggregate principal amount of notes issued	$ 800,000	$ 153,000
Coupon rate of the convertible notes (as a percent)	1.00%	1.00%
Annual interest rate (as a percent)	1.00%
Convertible debt | Future maximum commitment in connection with issuance of debt
Other commitment
Total		$ 156,154
Less than One Year		1,531
One to Three Years		154,623
Short-term bank loans
Other commitment
Aggregate principal amount of notes issued		33,000
Short-term bank loans | Future maximum commitment in connection with issuance of debt
Other commitment
Total		33,152
Less than One Year		33,152
Loan from a third party
Other commitment
Aggregate principal amount of notes issued		$ 21,000
Annual interest rate (as a percent)		3.00%
Loan from a third party | Future maximum commitment in connection with issuance of debt
Other commitment
Total		$ 20,355
Less than One Year		$ 20,355